Profit and Loss Information (Tables)	6 Months Ended
Jul. 31, 2019
Profit And Loss Information
Disclosure of Detailed Information About Revenue from Continuing Operations

(a)	Revenue from continuing operations

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Gross revenue	47,809	61,282
Rebates	(5,715)	(4,532)
	42,094	56,750

Sale of goods
- Retail	19,000	24,425
- Wholesale	8,414	18,077
- On line	14,680	14,248
	42,094	56,750

Disclosure of Detailed Information About Profit Loss from Operating Activities

The loss for the half year was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

Finance costs
- Interest expense on external borrowings	(496)	(1,353)
- Interest expense on shareholder loans	(255)	(1,062)
- Interest (expense)/income on convertible loan notes	(274)	186
- Interest expense on leases	(857)	-
- Amortisation of loan set up costs	(348)	(225)
	(2,230)	(2,454)

Other foreign currency gains/(losses)
- Fair value gain on foreign exchange contracts	729	2,306
- Net foreign exchange gains/(losses)	224	1,228
	953	3,535
Impairment expense
- Impairment loss	(6,647)	(4,095)
- Impairment of software	(202)	(64)
	(6,849)	(4,159)

Brand transition, restructure and transaction expenses
- Brand transition expenses	(258)	(199)
- Restructure expenses	-	(526)
- Transaction expenses	(5,588)	(4,432)
	(5,846)	(5,157)

Disclosure of Components of Income Tax Expenses

The major components of tax expense/(benefit) comprise:

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s
Current tax
Current tax on losses for the period	9	(411)
Adjustment for current tax on prior periods	51	-
Total current tax expense/(benefit)	60	(411)

Deferred tax
Decrease/(increase) in deferred tax asset	701	-
Income tax benefit for continuing operations	761	(411)
Reconciliation of income tax to accounting loss:
Loss before income tax	(27,968)	(26,505)
Tax at New Zealand tax rate 28%	(7,831)	(7,421)

Tax effect of:
- permanent differences	75	-
- adjustments in respect of current tax or prior periods	76	-
- effects of different tax rates of subsidiaries operating in other jurisdictions	(641)	27
- deferred tax assets relating to the current period not recognised	7,727	7,761
- other	1,355	(777)
Income tax expense/(benefit)	761	(411)